Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Oct. 15, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000012182
Account Value [Line Items]
Account Value	$ 21,444				$ 15,797	$ 12,831	$ 16,531	$ 13,789	$ 12,059	$ 9,896	$ 12,760	$ 10,773	$ 9,017	$ 10,000
C000254224
Account Value [Line Items]
Account Value	10,299	$ 10,010	$ 10,010	$ 10,000
C000103073
Account Value [Line Items]
Account Value	22,112				21,231	18,022	18,745	12,668	12,563	11,031	13,315	12,560	9,338	10,000
C000012190
Account Value [Line Items]
Account Value	25,211				24,319	21,318	23,105	13,775	12,294	10,693	12,300	11,483	9,057	10,000
C000012186
Account Value [Line Items]
Account Value	19,892				16,921	14,347	16,069	12,051	9,178	8,380	9,939	9,568	8,388	10,000
C000012187
Account Value [Line Items]
Account Value	18,036				15,695	14,086	18,390	15,035	11,977	10,385	12,530	11,141	9,172	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	34,254				27,399	21,696	21,696	20,585	17,386	13,223	13,829	11,351	10,138	10,000
MSCI All Country World Investable Market Index
Account Value [Line Items]
Account Value	9,884	10,158	9,777	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,604				26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,604				26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,604				26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,604				26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
FTSE 3-Month Teasury Bill Index
Account Value [Line Items]
Account Value	10,102	$ 10,062	$ 10,022	$ 10,000
Russell 2000 Value Index
Account Value [Line Items]
Account Value	19,934				18,448	16,091	18,816	14,669	14,020	11,455	13,146	12,190	9,253	10,000
Russell 2000 Value Index
Account Value [Line Items]
Account Value	19,934				18,448	16,091	18,816	14,669	14,020	11,455	13,146	12,190	9,253	10,000
Russell Microcap Index
Account Value [Line Items]
Account Value	19,254				16,933	15,488	19,845	16,629	13,748	11,229	12,919	11,416	9,484	10,000
Russell Microcap Index
Account Value [Line Items]
Account Value	$ 19,254				$ 16,933	$ 15,488	$ 19,845	$ 16,629	$ 13,748	$ 11,229	$ 12,919	$ 11,416	$ 9,484	$ 10,000